   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  June 29, 2017 to July 17, 2017

   Commission File Number of issuing entity:  333-207361-05

   Central Index Key Number of issuing entity:  0001708131

   CSAIL 2017-C8 Commercial Mortgage Trust

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-207361

   Central Index Key Number of depositor:  0001654060

   Credit Suisse Commercial Mortgage Securities Corp.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001628601

   Column Financial, Inc.

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001542256

   Natixis Real Estate Capital LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001632269

   Benefit Street Partners CRE Finance LLC

   (Exact name of sponsor as specified in its charter)

   Charles Y. Lee (212) 538-1807

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

38-4040957

38-4040958

38-4040959

38-7187265

   (I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1	___	___	X	___
A-2	___	___	X	___
A-3	___	___	X	___
A-4	___	___	X	___
A-SB	___	___	X	___
X-A	___	___	X	___
X-B	___	___	X	___
A-S	___	___	X	___
B	___	___	X	___
C	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 17, 2017, a distribution was made to holders of the certificates issued by CSAIL 2017-C8 Commercial Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Credit Suisse Commercial Mortgage Securities Corp. (the "Depositor") and held by CSAIL 2017-C8 Commercial Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from June 29, 2017 to July 17, 2017.

The Depositor has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017. The CIK number of the Depositor is 0001654060.

Column Financial, Inc. ("Column"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017. The CIK number of Column is 0001628601.

Natixis Real Estate Capital LLC ("NREC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2017. The CIK number of NREC is 0001542256.

Benefit Street Partners CRE Finance LLC ("BSPCF"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017. The CIK number of BSPCF is 0001632269.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on August 1, 2017 under Commission File No. 333-207361-05 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on August 1, 2017 under Commission File No. 333-207361-05 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The 85 Broad Street Mortgage Loan constitute a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus filed with the SEC on June 29, 2017 for CSAIL 2017-C8 Commercial Mortgage Trust. There are no current updates to the net operating income of the significant obligor at this time.

Item 9.  Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for CSAIL 2017-C8 Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	07/17/2017	$0.00
*REO Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	07/17/2017	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for CSAIL 2017-C8 Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	07/17/2017	$5,839.86
Interest Reserve Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	07/17/2017	$0.00
Gain-on-Sale Reserve Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	07/17/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)             Monthly report distributed to holders of the certificates issued by CSAIL 2017-C8 Commercial Mortgage Trust, relating to the July 17, 2017 distribution.

(102)              ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on August 1, 2017 under Commission File No. 333-207361-05 and incorporated by reference herein).

(103)              ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on August 1, 2017 under Commission File No. 333-207361-05 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Credit Suisse Commercial Mortgage Securities Corp.

(Depositor)

/s/   Charles Y. Lee

Charles Y. Lee, President and CEO

Date:  July 24, 2017

EXHIBIT INDEX

Exhibit Number                Description

EX 99.1                    Monthly report distributed to holders of the certificates issued by CSAIL 2017-C8 Commercial Mortgage Trust, relating to the July 17, 2017 distribution.

EX 102                     ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on August 1, 2017 under Commission File No. 333-207361-05 and incorporated by reference herein).

EX 103                     ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on August 1, 2017 under Commission File No. 333-207361-05 and incorporated by reference herein).